AIG  AMERICAN
                     | GENERAL

2929 Allen Parkway (A40-04), Houston, Texas 77019

                                                                                                                              Lauren W. Jones
                                                                                                                              Deputy General Counsel
                                                                                                                              Direct Line (713) 831-8470
                                                                                                                              FAX (713) 620-3878
                                                                                                                              E-mail: Lauren_Jones@agfg.com

                                                                            May 3, 2002

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:

The American Franklin Life Insurance Company ("AFL") and
The American Franklin Life Insurance Company
    Separate Account VUL-2 ("Registrant")
Product:  EquiBuilder II - VUL
File Nos: 033-41838 and 811-06366
CIK No. 0000877625

Dear Ladies and Gentlemen:

            As Deputy General Counsel of American General Life Companies and counsel to AFL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(b) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

the form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, which is designated as Post-Effective Amendment No. 15 under the 1933 Act, was filed electronically on April 18, 2002.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                          Very truly yours,

                                                                           /s/ LAUREN W. JONES

                                              American General Life Companies
                                                    2929 Allen Parkway, Houston, TX 77019